COMMITMENTS AND CONTINGENCIES	Sep. 30, 2025
December 31, 2024
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in legal proceedings, claims, or regulatory matters. Management evaluates potential liabilities in consultation with legal counsel and currently does not believe that any existing matters will have a material adverse effect on its financial position or results of operations. The Company also has indemnification agreements with its officers and directors that provide for uncapped indemnity, although the Company believes the likelihood of material payments is remote.

September 30, 2025
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in legal proceedings, claims, or regulatory matters. Management evaluates potential liabilities in consultation with legal counsel and currently does not believe that any existing matters will have a material adverse effect on its financial position or results of operations. The Company also has indemnification agreements with its officers and directors that provide for uncapped indemnity, although the Company believes the likelihood of material payments is remote.